Artisan Emerging Markets Debt Opportunities Fund Average Annual Total Returns		12 Months Ended	45 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025
Investor
Prospectus [Line Items]
Average Annual Return, Percent		15.48%	11.81%
Performance Inception Date	Apr. 07, 2022
Investor | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.93%	7.98%
Investor | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.02%	7.42%
Investor | JP Morgan EMB Hard Currency / Local Currency 50/50 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.34%	6.19%
Investor | JP Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.30%	6.24%
Advisor
Prospectus [Line Items]
Average Annual Return, Percent		15.61%	11.90%
Performance Inception Date	Apr. 07, 2022
Advisor | JP Morgan EMB Hard Currency / Local Currency 50/50 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.34%	6.19%
Advisor | JP Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.30%	6.24%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		15.64%	12.00%
Performance Inception Date	Apr. 07, 2022
Institutional | JP Morgan EMB Hard Currency / Local Currency 50/50 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.34%	6.19%
Institutional | JP Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.30%	6.24%